Sundry provisions	12 Months Ended
Dec. 31, 2018
Sundry Provisions
Sundry provisions
	Note	2018	2017
Provision for customers rebates	(a)	88,026	87,913
Provision for recovery of environmental damages	(b)	307,546	300,249
Other		28,970	25,510
Total		424,542	413,672

Current liabilities		191,536	178,676
Non-current liabilities		233,006	234,996
Total		424,542	413,672

(a)             Client bonus

Some sales agreements of Braskem provide for a rebate, in products, should some sales volumes be achieved within the year, six-month period or three-month period, depending on the agreement. The bonus is recognized monthly in a provision, assuming that the minimum contractual amount will be achieved. As it is recognized based on contracts, the provision is not subject to significant uncertainties with respect to their amount or settlement.

(b)             Recovery of environmental damages

Braskem has a provision for future expenses for the recovery of environmental damages in some of its industrial plants. The amount provisioned corresponds to the best estimate of the expenses required to repair the damages.

(c)             Changes in provisions

		Recovery of
		environmental
	Bonus	damage	Other	Total

December 31, 2017	87,913	300,249	25,510	413,672
Additions, inflation adjustments and exchange variation, net	104,431	89,395	8,593	202,419
Write-offs through usage and payments	(104,318)	(82,098)	(5,133)	(191,549)
December 31, 2018	88,026	307,546	28,970	424,542